Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 98.7%
Aerospace & Defense — 0.5%
Teledyne Technologies, Inc.*	6,025	$1,869,015
Apparel — 1.0%
NIKE, Inc., Class B	28,500	3,577,890
Auto Manufacturers — 1.9%
Cummins, Inc.	9,104	1,922,401
Ferrari N.V.	15,710	2,892,054
Tesla, Inc.*	4,957	2,126,602
XPeng, Inc., ADR*	10,028	201,262
		7,142,319
Auto Parts & Equipment — 0.5%
Aptiv PLC	19,128	1,753,655
Biotechnology — 1.4%
Argenx S.E., ADR*	981	257,532
Incyte Corp.*	15,821	1,419,777
Vertex Pharmaceuticals, Inc.*	13,721	3,733,758
		5,411,067
Chemicals — 0.4%
Linde PLC	5,519	1,314,239
Commercial Services — 5.5%
Avalara, Inc.*	9,407	1,197,887
Cintas Corp.	8,205	2,730,870
Equifax, Inc.	5,961	935,281
Global Payments, Inc.	19,144	3,399,592
PayPal Holdings, Inc.*	32,296	6,363,281
S&P Global, Inc.	6,645	2,396,187
StoneCo Ltd., Class A*	16,874	892,466
TransUnion	33,837	2,846,707
		20,762,271
Computers — 5.9%
Apple, Inc.	182,116	21,090,854
Crowdstrike Holdings, Inc., Class A*	7,992	1,097,461
		22,188,315
Diversified Financial Services — 6.6%
Ant International Co. Ltd., Class C(1),*,#	189,827	1,716,036
Cboe Global Markets, Inc.	8,700	763,338
Mastercard, Inc., Class A	30,099	10,178,579
Tradeweb Markets, Inc., Class A	10,819	627,502
Visa, Inc., Class A	52,406	10,479,628
XP, Inc., Class A*	22,646	944,111
		24,709,194
Electronics — 1.6%
Fortive Corp.	32,575	2,482,541
Roper Technologies, Inc.	9,283	3,667,806
		6,150,347
Entertainment — 0.4%
DraftKings, Inc., Class A*	26,794	1,576,559
	Number of Shares	Value†

Healthcare Products — 2.9%
Alcon, Inc.*	9,183	$520,637
Align Technology, Inc.*	1,222	400,034
Intuitive Surgical, Inc.*	7,695	5,459,910
Stryker Corp.	22,305	4,647,693
		11,028,274
Healthcare Services — 4.2%
Anthem, Inc.	10,038	2,696,106
Centene Corp.*	33,441	1,950,614
HCA Healthcare, Inc.	18,040	2,249,227
Humana, Inc.	3,884	1,607,549
UnitedHealth Group, Inc.	22,557	7,032,596
		15,536,092
Insurance — 0.5%
Chubb Ltd.	15,316	1,778,494
Internet — 31.1%
Alibaba Group Holding Ltd., ADR*	35,420	10,412,771
Alphabet, Inc., Class A*	6,998	10,256,269
Alphabet, Inc., Class C*	5,945	8,736,772
Amazon.com, Inc.*	13,388	42,155,197
Booking Holdings, Inc.*	1,363	2,331,657
Facebook, Inc., Class A*	74,094	19,405,218
GoodRx Holdings, Inc., Class A*	1,981	110,144
Match Group, Inc.*	24,958	2,761,603
Netflix, Inc.*	16,998	8,499,510
Shopify, Inc., Class A*	1,453	1,486,375
Snap, Inc., Class A*	157,689	4,117,260
Spotify Technology S.A.*	10,561	2,561,782
Tencent Holdings Ltd.	46,200	3,120,505
Wix.com Ltd.*	1,900	484,215
		116,439,278
Lodging — 0.8%
Las Vegas Sands Corp.	19,500	909,870
Wynn Resorts Ltd.	27,927	2,005,438
		2,915,308
Machinery — Diversified — 0.2%
Westinghouse Air Brake Technologies Corp.	12,764	789,836
Miscellaneous Manufacturing — 0.5%
Parker-Hannifin Corp.	9,000	1,821,060
Pharmaceuticals — 1.0%
Cigna Corp.	21,508	3,643,670
Retail — 3.3%
CarMax, Inc.*	2,478	227,753
Carvana Co.*	12,946	2,887,735
Chipotle Mexican Grill, Inc.*	2,148	2,671,489
Lululemon Athletica, Inc.*	8,903	2,932,381
Ross Stores, Inc.	37,718	3,519,844
		12,239,202

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 4.8%
Advanced Micro Devices, Inc.*	62,500	$5,124,375
ASML Holding N.V.	10,686	3,946,019
Marvell Technology Group Ltd.	59,715	2,370,686
NVIDIA Corp.	8,982	4,861,238
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,900	1,775,433
		18,077,751
Software — 21.8%
Activision Blizzard, Inc.	7,800	631,410
Adobe, Inc.*	5,600	2,746,408
Datadog, Inc., Class A*	19,700	2,012,552
Fidelity National Information Services, Inc.	38,766	5,706,743
Fiserv, Inc.*	42,498	4,379,419
Intuit, Inc.	16,334	5,328,314
Microsoft Corp.	148,750	31,286,587
MSCI, Inc.	2,029	723,907
Palantir Technologies, Inc., Class A*,#	44,805	425,647
Paycom Software, Inc.*	6,549	2,038,704
salesforce.com, Inc.*	37,624	9,455,664
Sea Ltd., ADR*	28,360	4,368,574
ServiceNow, Inc.*	9,010	4,369,850
Slack Technologies, Inc., Class A*	60,848	1,634,377
Snowflake, Inc., Class A*	1,333	334,583
Splunk, Inc.*	20,346	3,827,693
Stripe, Inc., Class B(1),*,#	8,608	135,060
Temenos AG	4,497	604,417
Workday, Inc., Class A*	6,722	1,446,104
		81,456,013
Transportation — 1.9%
FedEx Corp.	13,639	3,430,481
J.B. Hunt Transport Services, Inc.	4,070	514,367
Norfolk Southern Corp.	4,900	1,048,551
Union Pacific Corp.	10,462	2,059,654
		7,053,053
TOTAL COMMON STOCKS (Cost $214,111,365)		369,232,902

PREFERRED STOCKS — 1.4%
Auto Manufacturers — 0.5%
Rivian Automotive, Series D, CONV(1),*,#	91,993	1,424,971
Waymo LLC, Series A-2, CONV(1),*,#	3,737	320,886
		1,745,857
Electronics — 0.1%
GM Cruise, Class F, CONV(1),*,#	27,200	496,400
Internet — 0.3%
Aurora Innovation, Inc., Series B, CONV(1),*,#	27,730	256,234
	Number of Shares	Value†

Internet — (continued)
Doordash, Series G, CONV(1),*,#	1,381	$316,982
Xiaoju Kuaizhi, Inc. (didi) , CONV(1),*,#	11,920	541,883
		1,115,099
Lodging — 0.3%
Airbnb, Inc., Series D, CONV(1),*,#	9,999	790,321
Airbnb, Inc., Series E, CONV(1),*,#	3,694	291,974
		1,082,295
Real Estate — 0.0%
WeWork Companies, Inc., Series E, CONV(1),*,#	7,802	0
Software — 0.2%
Magic Leap Inc., Series C, CONV(1),*,#	15,808	36,411
Magic Leap, Inc., Series D, CONV(1),*,#	10,934	29,522
Snowflake, Inc., Class B*,#	807	192,429
Uipath, Inc., Series D-1, CONV(1),*,#	29,238	543,636
Uipath, Inc., Series D-2, CONV(1),*,#	4,911	91,312
		893,310
TOTAL PREFERRED STOCKS (Cost $4,796,934)		5,332,961

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%)	1,030,052	1,030,052
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 0.094%)	1,790,158	1,790,158
TOTAL SHORT-TERM INVESTMENTS (Cost $2,820,210)		2,820,210
TOTAL INVESTMENTS — 100.8% (Cost $221,728,509)		$377,386,073
Other Assets & Liabilities — (0.8)%		(3,039,660)
TOTAL NET ASSETS — 100.0%		$374,346,413

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Growth Stock Fund
†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $7,609,704 which represented 2.0% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Airbnb, Inc., Series D	4/16/2014	407,089	790,321
Airbnb, Inc., Series E	7/14/2015	343,891	291,974
Ant International Co. Ltd., Class C	6/7/2018	1,064,930	1,716,036
Aurora Innovation, Inc., Series B	3/1/2019	256,234	256,234
Doordash, Series G	11/12/2019	261,972	316,982
GM Cruise, Class F	5/7/2019	496,400	496,400
Magic Leap Inc., Series C	1/20/2016	364,105	36,411
Magic Leap, Inc., Series D	10/12/2017	295,218	29,522
Palantir Technologies, Inc., Class A	9/30/2020	432,664	425,647
Rivian Automotive, Series D	12/23/2019	988,373	1,424,971
Snowflake, Inc., Class B	3/17/2020	31,301	192,429
Stripe, Inc., Class B	12/17/2019	135,060	135,060
Uipath, Inc., Series D-1	4/26/2019	383,522	543,636
Uipath, Inc., Series D-2	4/26/2019	64,419	91,312
Waymo LLC, Series A-2	5/8/2020	320,885	320,886
WeWork Companies, Inc., Series E	6/23/2015	256,605	0
Xiaoju Kuaizhi, Inc. (didi)	10/19/2015	326,920	541,883
Total		$6,429,588	$7,609,704
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.

Country Weightings as of 09/30/2020††
United States	89%
China	4
Canada	1
Singapore	1
Netherlands	1
Switzerland	1
Italy	1
Other	2
Total	100%
††	% of total investments as of September 30, 2020

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